Risk Management - Disclosure of concentrations of credit risk by industry and geography (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Loans and advances	£ 1,204,773	£ 1,172,063
Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	25,393	25,383
Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	338,191	322,439
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	16,338	16,469
Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	195,054	185,247
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	195,054	185,247
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	198,494	189,288
Loans and advances at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	144,827	146,201
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	144,827	146,201
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	148,247	150,218
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	50,227	39,046
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	50,247	39,070
Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	364,004	348,295
Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	25,577	25,563
Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	338,427	322,732
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	112	84
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,404	1,708
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	5,763	6,214
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	564	1,300
Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	8,778	7,945
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,958	3,669
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	14,687	13,290
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	7,672	7,091
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,336	1,358
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	4,956	8,002
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	21,719	21,736
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	51,211	45,927
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	23,667	27,877
United Kingdom | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	68,218	69,432
United Kingdom | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	52,396	51,833
United Kingdom | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	15,822	17,599
United Kingdom | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	53,032	52,631
United Kingdom | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	6,442	7,156
United Kingdom | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	46,590	45,475
United Kingdom | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	112	79
United Kingdom | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	506	484
United Kingdom | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,168	3,693
United Kingdom | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	220	1,265
United Kingdom | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,212	955
United Kingdom | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,067	2,123
United Kingdom | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	11,255	10,111
United Kingdom | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	5,931	5,097
United Kingdom | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	519	522
United Kingdom | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,079	3,208
United Kingdom | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	11,846	12,059
United Kingdom | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	10,655	11,326
United Kingdom | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,826	911
Americas | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	84,405	76,371
Americas | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	66,343	66,461
Americas | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	18,062	9,910
Americas | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	254,354	237,869
Americas | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	10,742	10,263
Americas | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	243,612	227,606
Americas | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	709	843
Americas | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,418	1,279
Americas | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,573	3,605
Americas | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	401	487
Americas | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,815	2,620
Americas | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	831	1,061
Americas | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	421	536
Americas | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	110	96
Americas | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	5,196	5,491
Americas | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	30,788	25,588
Americas | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	20,081	24,855
Europe | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	31,388	29,451
Europe | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	16,265	19,471
Europe | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	15,123	9,980
Europe | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	45,378	47,490
Europe | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	5,514	5,919
Europe | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	39,864	41,571
Europe | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Europe | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	189	260
Europe | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	828	826
Europe | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2	5
Europe | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,286	1,496
Europe | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	203	879
Europe | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	399	446
Europe | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	294	481
Europe | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	300	182
Europe | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	899	3,869
Europe | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,646	3,164
Europe | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	7,226	6,481
Europe | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	993	1,382
Others | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	11,043	9,993
Others | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	9,823	8,436
Others | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,220	1,557
Others | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	11,240	10,305
Others | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	2,879	2,225
Others | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	8,361	8,080
Others | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	5
Others | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	121
Others | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	349	416
Others | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	342	30
Others | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,707	1,889
Others | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	287	180
Others | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	218	113
Others | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	616	452
Others | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	96	118
Others | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	868	829
Others | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,031	1,022
Others | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,542	2,532
Others | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	£ 767	£ 729